Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss) from continuing operations									$ 114,408	$ 187,774	$ (260,726)
Net income from discontinued operations, net of tax									12,392	0	0
Net income (loss)									126,800	187,774	(260,726)
Net loss attributable to non-controlling interest									0	0	1,179
Net income (loss) attributable to Equinix, basic and diluted	$ 61,750	$ 51,450	$ 44,711	$ (31,111)	$ 10,731	$ 41,132	$ 59,459	$ 76,452	$ 126,800	$ 187,774	$ (259,547)
Weighted-average shares used to calculate basic EPS									70,117	57,790	52,359
Effect of dilutive securities:
Employee equity awards									699	693	0
Total dilutive potential shares									699	693	0
Weighted-average shares used to calculate diluted EPS									70,816	58,483	52,359
Basic EPS attributable to Equinix:
Basic EPS - continuing operations (in dollars per share)									$ 1.63	$ 3.25	$ (4.96)
Basic EPS - discontinued operations (in dollars per share)									0.18	0.00	0.00
Basic EPS (in dollars per share)	$ 0.86	$ 0.73	$ 0.64	$ (0.46)	$ 0.18	$ 0.72	$ 1.04	$ 1.35	1.81	3.25	(4.96)
Diluted EPS - continuing operations (in dollars per share)									1.62	3.21	(4.96)
Diluted EPS - discontinued operations (in dollars per share)									0.17	0.00	0.00
Diluted EPS (in dollars per share)	$ 0.86	$ 0.72	$ 0.64	$ (0.46)	$ 0.18	$ 0.71	$ 1.03	$ 1.34	$ 1.79	$ 3.21	$ (4.96)